FORM N-SAR
                           SEMI-ANNUAL REPORT
                   FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:       /   /    (a)

          or fiscal year ending:        06/30/98   (b)

Is this a transition report?: (Y/N)                 N

Is this an amendment to a previous filing: (Y/N)    N

Those items or sub-items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A.  Registrant Name: Elk Associates Funding Corporation

   B.  File Number:  811-3786

   C.  Telephone Number:   212-355-2449
                         1-800-214-1047

2. A.  Street: 747 Third Avenue, 4th Floor
   B.  City:   New York

   C.  State:  New York

   D.  Zip Code: 10017      Zip Ext:

   E.  Foreign Country:        Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)           N

4. Is this the last filing on this form by Registrant?  (Y/N)            N

5. Is Registrant a small business investment company (SBIC) (Y/N)        Y
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT?) (Y/N)                    N
   [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A.  Is Registrant a series or multiple portfolio company?             N
       [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER

89. A.  X Adviser Name (if any):                                         N


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    B.  / File number:  801 -

    C.  / City:              State:            Zip Code:       Zip Ext.
        / Foreign Country:                  Foreign Postal Code:

89. A.  / Adviser Name (if any):

    B.  / File number:  801 -

    C.  / City:              State:            Zip Code:       Zip Ext.
        / Foreign Country:                  Foreign Postal Code:

TRANSFER AGENT

90. A.  / Transfer Agent Name (if any):

    B.  / File number:

    C.  / City:                State:         Zip Code:        Zip Ext.
        / Foreign Country:                  Foreign Postal Code:

90. A.  / Transfer Agent Name (if any):

    B.  / File number:     -

    C.  / City:                State:          Zip Code:       Zip Ext.
        / Foreign Country:                  Foreign Postal Code:

INDEPENDENT PUBLIC ACCOUNTANT

91. A.  X Accountant Name:  Marcum & Kliegman LLP

    B.  / City: New York       State: NY      Zip Code: 10017     Zip Ext. 2027
        / Foreign Country:                  Foreign Postal Code:

91. A.  / Accountant Name:

    B.  / City:              State:            Zip Code:       Zip Ext.
        / Foreign Country:                  Foreign Postal Code:

CUSTODIAN

92. A.  / Custodian:

    B.  / City:              State:         Zip Code:           Zip Ext.

    C.  / Foreign Country:                  Foreign Postal Code:

    D.  /Mark one of the following with an "X":

TYPE OF CUSTODY

Bank
Sec.17(f)(1)     Member Nat'l    Self        Foreign      Insurance Co.   Other
                 Sec. Exchg.    17f-2        Custodian    Sponsor
                  Rule 17f-1                 Rule 17f-5   Rule 26a-2


NOTE: / If self-custody, give name of sakekeeping depository and location of assets in sub-items 92A and 92B.

E. / Does registrant's custodian maintain some or all of the registrant's securities in a central depository or book entry system pursuant to Rule 17f-47? (Y/N)

93. / Does Registrant's adviser(s) have advisory clients other than investment companies? (Y/N)

94. Family of investment companies information:
    A.  / Is the Registrant part of a family of investment companies? (Y/N)

    B. / If "Y" (Yes), state the number of registered management investment companies in the family:
          (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

    C. /  Indentify the family using 10 letters: _ _ _ _ _ _ _ _ _ _

          (NOTE: In filing this form, use this indentification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

    D. / Is the Registrant a wholly-owned subsidiary of a business development company ("BDC")? (Y/N)

    E. /  If "Y" (Yes), identify the BDC as follows:

          BDC name:
          File number:   2-   or 33-

95. Sales, repurchases, and redemptions of Registrant's securities during the period:

                                             Class of Security
                                     Number of Shares          Net
                                      or Principal        Consideration
                                     Amount of Debt     Received or Paid
                                    ($000's omitted)     ($000's omitted)

Common Stock:
A./Sales                                 462                 3,003
B./Repurchases

Preferred Stock:
C./Sales
D./Repurchases and redemptions

Debt Securities
E./Sales
F./Repurchases and redemptions

96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ;

Title of each class of securities - Common Stock par value $.01

             CUSIP or          Ticker
             NASDAQ No.        Symbol

A./  287166102                  EKFG

B./

C./

FINANCIAL INFORMATION
97. A. / How many months do the answers to items 97 and 98 cover?

                                   12 Months

For period covered by this form

    INCOME                         ($000's omitted)

B.Net interest income

                                   $ 4,109

C.Net dividend income

                                   $


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D.Account maintenance fees

                                   $

E.Net other income

                                   $   498

EXPENSES

F.Gross advisory fees

                                   $

G.Gross administrator(s) fees
       (Negative answers allowed for 97H through 97S)

                                   $

H.Salaries and other compensation

                                   $   496

I.Shareholder servicing agent fees

                                   $    11

J.Custodian fees

                                   $    19

K.Postage

                                   $

L.Printing expenses

                                   $     9

M.Directors' fees

                                   $    52

N.Registration fees

                                   $

O.Taxes

                                   $     3

P.Interest

                                   $ 1,841

Q.Bookkeeping fees paid to anyone performing this service

                                   $    35


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R.Auditing fees

                                  $    49

S.Legal fees

                                  $    337

Expenses (Negative answers allowed on this screen for
97 T through 97W and 97Z only         For period covered by this form
                          ($000's omitted)



T.Marketing/distribution payments including payments pursuant to a Rule 12b-1 plan

                                  $

U.Amortization of organization expenses

                                  $

V.Shareholder meeting expenses

                                  $

W.Other expenses

                                  $    795

X.Total expenses

                                  $  3,647

Y.Expense reimbursements

                                  $

Z.Net investment income

                                  $    960

AA.Realized capital gains

                                  $

BB.Realized capital losses

                                  $     25 (Non Cash)

CC.1.Net unrealized appreciation during the period

                                  $     141

2.Net unrealized depreciation during the period

                                  $      0

DD.Total income dividends for which record date passed during the period

                                  $      0

EE.Total capital gains distributions for which period record date passed during the period

                                  $



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98. Payments per share outstanding during the entire current period:
   A. Dividends from net investment income          (.62)
 NOTE: show in fractions of a cent if so declared
   B. Distributions of capital gains                $
   C. Other distributions                           $
 NOTE: show in fractions of a cent if so declared


  * Negative answer permitted in this field.

**  Items 98A and 98B should be of the form mn.nnnn (where n = integer).
_____________


99. Assets, liabilities, shareholders' equity:

    As of the end of June 1998
      current reporting period
         (000's omitted)

A.Cash

                                  $  1,755

B.Repurchase Agreements

                                  $

C.Short-term debt securities other than repurchase agreements

                                  $ 41,295

D.Long-term debt securities including convertible debt

                                  $

E.Preferred, convertible preferred and adjustable rate preferred stock

                                  $

F.Common stock

                                  $

G.Options on equities

                                  $

H.Options on all futures

                                  $

I.Other investments

                                  $629




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J.Receivables from portfolio instruments sold                $

K. Receivables from affiliated persons                       $

L. Other receivables                                         $    967

M. All other assets                                          $    754

N. Total assets                                              $ 45,400

* Includes receivables from debtors on sales of assets acquired in satisfaction of loans of $451.

**  Includes assets acquired in satisfaction of loans of $400.


                           As of the end of June, 1998
                            current reporting period
       (000's omitted except for per share amounts and number of accounts)


O.Payables for portfolio instruments purchased

                                  $

P.Amounts owned to affiliated persons

                                  $

Q.Senior long-term debt

                                  $ 22,085

R.All other liabilities

                                  $  9,620

S.Senior equity

                                  $

T.Net assets of common shareholders

                                  $ 13,695

U.Number of shares outstanding

                                  $  1,746

V.Net asset value per share (to nearest cent)

                                  $   7.29**

W.Mark-to-market net asset value per share for money market funds only (to 4 decimals)

                                  $    N/A**


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X.Total number of shareholder accounts

                                  $    287 registered and approximately 97 in
                                           Broker name

Y.Total value of assets in segregated accounts

                                  $    N/A

100.Monthly average net assets during current reporting period ($000's omitted)

                                  $ 12,364

101.Market price per share at end of period

                                  $       ***

  * Net asset value per share must be of the form nnn.nn (where n = integer). ** Value must be of the form nnn.nnnn (where n = integer).
*** On June 30, 1998, the closing bid quotation and the closing ask quotation for the Common Stock, as reported by the National
Quotation Bureau, Incorporated, were 9.75 and 11.25 respectively.

****Does not include shares held in street name.

102.A.Is the Registrant filing any of the following attachments with the current filing of Form N-SAR?

                                   Y

NOTE: If answer is "Y" (Yes), mark those items below being filed as an attachment to this form or incorporated by reference.

                                   Y

B.Matters submitted to a vote of security holders

                                   Y

C.Policies with respect to security investments

                                   N

D.Legal proceedings

                                   N

E.Changes in security for debt

                                   N

F.Defaults and arrears on senior securities

                                   N

G.Changes in control of Registrant

                                   N


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H.Terms of new or amended securities

                                   N

I.Revaluation of assets or restatement of capital share account

                                   N

J.Changes in Registrant's certifying accountant

                                   N

K.Changes in accounting principles and practices

                                   N

L.Mergers

                                   N

 M. Actions required to be reported pursuant to Rule 2a-7

                                   N

 N. Transactions effected pursuant to Rule 10f-3

                                   N

O.Information required to be filed pursuant to existing exemptive orders

                                   N

Attachment information (Cont. on Screen 53)

Attachment information (Cont. from Screen 52)

102.P.1.Exhibits

                                   N

2.Any information called for by instructions to sub-item 102 P2

                                   N

3.Any information called for by instructions to sub-item 102 P3

                                   N

103./Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y/N)

                                   N

[If answer is "N" (No), go to item 105]

104./List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

                                   NONE

      811 Numbers Subsidiary Name


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For period ending 6/30/98                   If filing more than one
                  _______                    Page 46, "X" box _______

File number 811-3786
                  ________

ANNUAL SUPPLEMENT

Page 53 is to be filed only once each year at the end of Registrant's fiscal year.

105. Fidelity bond(s) in effect at the end of period:
     A_X_Insurer Name Policy # B2746229 Reliance Insurance Company B_/_Second Insurer
     C_/_Aggregate face amount of coverage for Registrant on all bonds on which it is named as an insured ($000's omitted)

_________________________________________________________     _____

106. A_/_Is the bond part of a joint fidelity bond(s)
shared with other investment companies or other entities?     _____
                                                               y/n
     B_/_If the answer to 106A is "Y" (yes), how many other investment companies or other entities are covered by the bond?
__________________________________________________________    _____
NOTE: Count each series as a separate investment company.      y/n

107.  A_/_Does the mandatory coverage of the fidelity bond
have a deductible?_________________________________________   _____
                                                               y/n
      B_/_If the answer to 107A is "Y" (yes), what is the
amount of the deductible? _________________________________   _____
                                                               y/n
108.  A_/_ Were any claims with respect to this Registrant
filed under the bond during the period?___________________    _____
                                                               y/n
      B_/_If the answer to 108A is "Y" (yes), what was the total amount of such claim(s)?_____________________________ $_____

109.  A_/_Were any losses incurred with respect to this
Registrant that could have been filed as a claim under the
fidelity bond but were not?________________________________   _____
                                                               y/n
      B_/_If the answer to sub-item 109A is "Y" (yes), what was the total amount of such losses? ($000's omitted)______ $_____

110. A_/_Are Registrant's officers and directors covered as officers and directors of Registrant under any errors and omissions insurance policy owned by the Registrant or any one
else?______________________________________________________   _____
                                                               y/n
       B_/_Were any claims filed under such policy during the
period with respect to Registrant?_________________________   _____
                                                               y/n

                                SIGNATURE PAGE TO
                                 FORM N-SAR FOR
                       ELK ASSOCIATES FUNDING CORPORATION
                           FOR THE TWELVE MONTHS ENDED
                                  JUNE 30, 1998


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This report is signed on behalf of the Registrant in the City of New York on the 29th day of AUGUST, 1998.

                           ELK ASSOCIATES FUNDING CORPORATION

                           BY: /s/ GARY C. GRANOFF
                               ----------------------
                               GARY C. GRANOFF
                               PRESIDENT

WITNESS:

/s/ MARGARET CHANCE
--------------------
MARGARET CHANCE
SECRETARY

ELK\FORMNSAR.F96